Note 33 - Financial Instruments	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
33	Financial Instruments

(a)	Credit risk

Exposure to credit risk

The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

Carrying amount	2020	2019	January 1, 2019

Zimbabwe	1,581	3,123	3,639
Jersey, Channel Islands	1,100	2,003	–
Other regions	3	20	10
	2,684	5,146	3,649

(b)	Liquidity risk

The following are the contractual maturities of financial liabilities, including contractual interest payments and excluding the impact of netting agreements.

Non-derivative financial liabilities

December 31, 2020	Carrying amount	12 months or less	1-3 Years

Trade and other payables	4,622	4,622	-
Term loan facility	408	408	-
	5,030	5,030	-

December 31, 2019	Carrying amount	12 months or less	1-3 Years

Trade and other payables	5,116	5,116	-
Term loan facility	2,471	-	2,471
	7,587	5,116	2,471

January 1, 2019	Carrying amount	12 months or less	1-3 Years

Trade and other payables	7,493	7,493	-
Term loan facility	5,960	-	5,960
	13,453	7,493	5,960

(c)	Currency risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currency that it transacts in and the functional currency. The results of the Group's operations are subject to currency transaction risk and currency translation risk. The operating results and financial position of the Group are reported in US Dollar in the Group's consolidated financial statements.

The fluctuation of the US Dollar in relation to other currencies that entities within the Group may
transact in will consequently have an effect upon the profitability of the Group and may
also effect the value of the Group's assets and liabilities. As noted below, the Group has certain financial assets and liabilities denominated in currencies other than the functional currency of the Company. To reduce exposure to currency transaction risk, the Group regularly reviews the currency in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures. The Group invested in a Gold ETF to avoid fluctuations in South African Rands. Further, the Group aims to maintain cash and cash equivalents in US Dollar to avoid foreign exchange exposure and to meet short-term liquidity requirements.

Sensitivity analysis

As a result of the Group's monetary assets and liabilities denominated in foreign currencies which is different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates consolidated monetary assets/(liabilities) in the Group that have a different functional currency and foreign currency.

	2020		2019		January 1, 2019
	$'000		$'000		$'000
	Functional currency		Functional currency		Functional currency
	ZAR	$	ZAR	$	ZAR	$

Cash and cash equivalents	59	1,959	57	4,176	57	8,147
Trade and other receivables	-	249	-	1,735	-	126
Trade and other payables	-	(174)	-	(179)	-	(345)
Term loan	-	408	-	(2,471)	-	(5,960)
Overdraft	-	-	-	(490)	-	-
	59	2,442	57	2,771	57	1,968

A reasonably possible strengthening or weakening of
5%
of the various functional currencies against the foreign currencies would have the following equal or opposite effect on profit or loss and equity for the Group:

	2020		2019		January 1, 2019
	$'000		$'000		$'000
	Functional currency		Functional currency		Functional currency
	ZAR	$	ZAR	$	ZAR	$

Cash and cash equivalents	3	103	3	199	3	388
Trade and other receivables	-	12	-	82	-	6
Trade and other payables	-	(8)	-	9	-	(16)
Term loan	-	19	-	(117)	-	(283)
Overdraft	-	-	-	(23)	-	-
	3	126	3	150	3	95

(d)	Interest rate risk

The Group's interest rate risk arises from Loans and borrowings, overdraft facility and cash held. The Loans and borrowings, overdraft facility and cash held have variable interest rates. Variable rates expose the Group to cash flow interest rate risk. The Group has not
entered into interest rate swap agreements.

The Group's assets and liabilities exposed to interest rate fluctuations as at year end is summarised as follows:

	2020	2019	January 1, 2019

Cash and cash equivalents	19,092	9,383	11,187
Term loan	(408)	(2,471)	(5,960)
Overdraft	–	(490)	–

Interest rate risk arising from borrowings is offset by interest from available cash and cash equivalents. The table below summarises the effect of a change in finance cost on the Group's profit or loss and equity, had the rates charged differed.

Sensitivity analysis - Cash and cash equivalents	2020	2019	January 1, 2019

Increase by 100 basis points	191	94	111
Decrease by 100 basis points	(191)	(94)	(111)

Sensitivity analysis - Term loan

Increase by 100 basis points	4	(25)	(60)
Decrease by 100 basis points	(4)	25	60

Sensitivity analysis - Overdraft

Increase by 100 basis points	-	(5)	-
Decrease by 100 basis points	-	5	-